Note 12 - Related Party Transactions (Details Textual) - USD ($)	1 Months Ended			2 Months Ended	12 Months Ended		22 Months Ended	27 Months Ended
	Jan. 31, 2019	Oct. 30, 2018	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Dec. 31, 2018
C.E. Rick Strattan [Member]
Payments for Non-profit Organization, Monthly Fee								$ 5,000
Rebecca A. Fine [Member]
Annual Salary for Executive Assistant						$ 60,000
Independent Contractor, Service, Monthly Rate					$ 5,000
Independent Contractor, Bonus					5,000
Independent Contractor, Monthly Rate					5,800
Kevin J. Stratton [Member]
Annual Salary for Vice President, Finance		$ 107,200		$ 100,000			$ 90,000
Bonus for Vice President, Finance					10,000
Corey E. Strattan [Member]
Annual Salary for Documentation Specialist and Logistics Coordinator	$ 78,000		$ 72,000			$ 48,000
Bonus for Documentation Specialist and Logistics Coordinator					$ 5,000